CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	$ 116,709	¥ 800,997	¥ 291,973
Short-term investment	86,851	596,078	1,000
Amounts due from related parties			608,291
Other receivables, net	103,072	707,404	251,649
Total current assets	971,651	6,668,634	4,902,960
Total assets	1,070,840	7,349,390	5,298,913
Current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiary of RMB407,809 and RMB261,226 as of December 31, 2017 and 2018, respectively)
Other payables and accruals	174,452	1,197,300	927,389
Convertible notes	173,125	1,188,192
Derivative liabilities			1,596,424
Other current liabilities			163,355
Total liabilities	725,280	4,977,747	5,059,894
Mezzanine equity
Redeemable non controlling interests			39,580
Total Mezzanine equity			8,420,644
Shareholders' (deficit)/equity
Ordinary shares (US$0.0001 par value, 1,312,839,230 shares and 10,000,000,000 shares authorized as of December 31, 2017 and 2018, respectively; 49,318,860 shares issued and outstanding as of December 31, 2017; 839,850,038 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of December 31, 2018)	84	575	30
Additional paid-in capital	1,889,496	12,967,986
Accumulated other comprehensive income	12,539	86,061	76,607
Accumulated deficit	(1,556,197)	(10,680,489)	(8,207,801)
Total shareholders' (deficit)/equity	345,560	2,371,643	(8,181,625)	¥ (4,443,852)	¥ (2,556,914)
Total liabilities, mezzanine equity and shareholders' equity	$ 1,070,840	7,349,390	5,298,913
Parent Company | Reportable Legal Entities
Current assets:
Cash and cash equivalents		10,288	77,819
Short-term investment		553,568
Prepaid expenses		23,100
Amounts due from related parties		9,318,188	5,916,468
Other receivables, net		18,015	28,631
Total assets		9,923,159	6,022,918
Current liabilities (including amounts of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiary of RMB407,809 and RMB261,226 as of December 31, 2017 and 2018, respectively)
Other payables and accruals		10,584	45,765
Investment deficit in subsidiaries		6,195,553	3,977,672
Amounts due to related parties		90,251
Convertible notes		1,188,192
Derivative liabilities			1,546,646
Other current liabilities		64,446	163,355
Total liabilities		7,549,026	5,733,438
Mezzanine equity
Redeemable non controlling interests			39,580
Total Mezzanine equity			8,420,644
Shareholders' (deficit)/equity
Ordinary shares (US$0.0001 par value, 1,312,839,230 shares and 10,000,000,000 shares authorized as of December 31, 2017 and 2018, respectively; 49,318,860 shares issued and outstanding as of December 31, 2017; 839,850,038 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of December 31, 2018)		575	30
Additional paid-in capital		12,967,986
Accumulated other comprehensive income		86,061	76,607
Accumulated deficit		(10,680,489)	(8,207,801)
Total shareholders' (deficit)/equity		2,374,133	(8,131,164)
Total liabilities, mezzanine equity and shareholders' equity		¥ 9,923,159	6,022,918
Series A convertible redeemable preferred shares
Mezzanine equity
Mezzanine equity			94,411
Total Mezzanine equity			94,411,209	87,866,557	81,385,584
Series A convertible redeemable preferred shares | Parent Company | Reportable Legal Entities
Mezzanine equity
Mezzanine equity			94,411
Series A-1 convertible redeemable preferred shares
Mezzanine equity
Mezzanine equity			69,193
Total Mezzanine equity			69,193,372	62,594,238
Series A-1 convertible redeemable preferred shares | Parent Company | Reportable Legal Entities
Mezzanine equity
Mezzanine equity			69,193
Series B convertible redeemable preferred shares
Mezzanine equity
Mezzanine equity			180,294
Total Mezzanine equity			180,293,845	167,596,431	155,112,560
Series B convertible redeemable preferred shares | Parent Company | Reportable Legal Entities
Mezzanine equity
Mezzanine equity			180,294
Series C convertible redeemable preferred shares
Mezzanine equity
Mezzanine equity			408,559
Total Mezzanine equity			408,558,925	375,169,859	342,087,590
Series C convertible redeemable preferred shares | Parent Company | Reportable Legal Entities
Mezzanine equity
Mezzanine equity			408,559
Series D convertible redeemable preferred shares
Mezzanine equity
Mezzanine equity			1,703,667
Total Mezzanine equity			1,703,667,099	1,558,207,097	1,414,071,460
Series D convertible redeemable preferred shares | Parent Company | Reportable Legal Entities
Mezzanine equity
Mezzanine equity			1,703,667
Series E convertible redeemable preferred shares
Mezzanine equity
Mezzanine equity			1,146,351
Total Mezzanine equity			1,146,350,895	1,052,567,101	960,738,373
Series E convertible redeemable preferred shares | Parent Company | Reportable Legal Entities
Mezzanine equity
Mezzanine equity			1,146,351
Series F convertible redeemable preferred shares
Mezzanine equity
Mezzanine equity			1,563,657
Total Mezzanine equity			1,563,656,740	¥ 1,432,056,198	¥ 1,303,374,879
Series F convertible redeemable preferred shares | Parent Company | Reportable Legal Entities
Mezzanine equity
Mezzanine equity			1,563,657
Series G convertible redeemable preferred shares
Mezzanine equity
Mezzanine equity			3,214,932
Total Mezzanine equity			3,214,932,302
Series G convertible redeemable preferred shares | Parent Company | Reportable Legal Entities
Mezzanine equity
Mezzanine equity			¥ 3,214,932